Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2023	December 31, 2022	Estimated Useful Lives (Years)

Equipment	$265,637	$265,637	5
Leasehold improvements	29,422	29,422	5
Vehicles	5,119,048	5,142,828	5
Office furniture	129,475	129,475	5
Office equipment	9,471	9,471	5
Construction in process	-	147,006	5
	5,553,053	5,723,839
Accumulated depreciation	(2,242,866)	(1,134,680)
Total property and equipment - net	$3,310,187	$4,589,159